EMPLOYEE BENEFITS - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of discount rates | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	$ 8,242	$ 17,436
Increase	(7,920)	(16,970)
Actuarial assumption of discount rates | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	2,414	3,258
Increase	(2,317)	(3,073)
Actuarial assumption of expected rates of salary increases | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(1,621)	(5,898)
Increase	1,671	5,513
Actuarial assumption of expected rates of salary increases | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(2,991)	(3,752)
Increase	3,101	3,946
Actuarial assumption of expected rates of pension increases | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(7,191)	(13,832)
Increase	$ 3,589	$ 13,967